CAPITAL MANAGEMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jul. 30, 2019
Capital Management [Abstract]
Cash and cash equivalents and shareholders’ equity amount	$ 36,300,000	$ 67,600,000
Common shares, warrants securities			$ 125,000,000